Earnings Per Share (Details)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share (Textual) [Abstract]
The number of dilutive shares excluded from calculation of Basic Earning per share resulting from the antidilutive effect of options	343,478	475,701